Schedule of Effective Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss before income tax expense	$ (26,016,967)	$ (14,408,346)	$ (20,597,436)
Prima facie income tax benefit on loss before income tax calculated at 25% (2022: 25%)	6,504,242	3,602,086	5,149,359
- other non-allowable items	(26,513)	(831,249)	(3,297,349)
- items not assessable for income tax	(4,777,883)	(2,590,831)	(1,435,790)
- items deductible for taxation not accounting	457,483	251,784	772,848
Deferred tax not recognised	(2,157,329)	(431,790)	(1,189,068)
Income tax expense